RELATED PARTY TRANSACTIONS (Details) $ in Millions		12 Months Ended
	Mar. 05, 2020 CAD ($)	Dec. 31, 2022 CAD ($) item	Dec. 31, 2021 CAD ($)
Disclosure of transactions between related parties [line items]
Due to related party		$ 8.7	$ 18.0
Compensation of key management personnel		36.8	34.2
Related parties
Disclosure of transactions between related parties [line items]
Cash outflow for leases		$ 5.8	3.9
Lease on number of properties | item		5
Green Infrastructure Partners Inc
Disclosure of transactions between related parties [line items]
Revenue from related parties		$ 31.6	0.0
Net payables to related parties		3.8	0.0
Josaud Holdings Inc.
Disclosure of transactions between related parties [line items]
Due to related party		3.5	10.5
Sejosa Holdings Inc.
Disclosure of transactions between related parties [line items]
Due to related party		$ 14.5	$ 20.3
Semi-annual instalments	$ 2.9